Warrant liability (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Warrant Liability

	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	131	1,006	1,006
Arising during the year/period	4,080	131	131
Movement during the year/period	31,546	(911)	(1,006)

At end of year/period	35,757	226	131

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	Six months to June 30, 2020 Unaudited	Six months to June 30, 2019 Unaudited	Year ended December 31, 2019 Audited
Expected volatility (%)	69	66	67
Risk-free interest rate (%)	0.21	1.26	1.26
Expected life of share options (years)	7.1-9.6	9.5	10.0
Market price of ordinary shares (£)	0.46	0.83	0.83
Model used	Black Scholes	Black Scholes	Black Scholes